GENERAL (Caesarstone Canada, Inc) (Details) - Caesarstone Canada Inc [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2020
Ownership interest, percentage		45.00%
Purchase price		$ 20,119
CAD [Member]
Purchase price		$ 27,300
Maximum [Member]
Exercisable period	Jul. 01, 2023
Ownership interest, percentage		100.00%
Minimum [Member]
Exercisable period	Jul. 01, 2012